LARGE CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS                                         April 30, 2000
(Unaudited)


ISSUER                         SHARES                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS-- 99.6%
--------------------------------------------------------------------------------
CAPITAL GOODS-- 9.5%
--------------------------------------------------------------------------------
Emerson Electronics Co.          89,025          $ 4,885,247
General Electric Co.             24,725            3,888,006
Honeywell, Inc.                  90,275            5,055,400
United Technologies Corp.        69,940            4,349,394
                                               -------------
                                                  18,178,047
                                               -------------
COMMUNICATION
  EQUIPMENT & SERVICES-- 13.8%
--------------------------------------------------------------------------------
AT&T Corp.                      128,600            6,004,013
Alltel Corp.                     47,500            3,164,688
Bell Atlantic Corp.              55,900            3,312,075
Bellsouth Corp.                  76,000            3,700,250
SBC Communications, Inc.        138,500            6,068,030
Sprint Corp.                     70,000            4,305,000
                                               -------------
                                                  26,554,056
                                               -------------
CONSUMER CYCLICALS-- 2.4%
--------------------------------------------------------------------------------
McGraw Hill
  Companies, Inc.                89,000            4,672,500
                                               -------------
CONSUMER STAPLES-- 6.7%
--------------------------------------------------------------------------------
Kimberly-Clark Corp.            112,775            6,547,998
PepsiCo, Inc.                   173,125            6,351,523
                                               -------------
                                                  12,899,521
                                               -------------
ENERGY-- 14.8%
--------------------------------------------------------------------------------
BP Amoco plc, ADR               122,700            6,257,700
Chevron Corp.                    72,000            6,129,000
Conoco Inc., Class A            154,300            3,674,269
El Paso Energy Corp.             50,000            2,125,000
Exxon Corp.                      87,900            6,828,731
Halliburton Co.                  74,200            3,278,713
                                               -------------
                                                  28,293,413
                                               -------------
FINANCE-- 20.5%
--------------------------------------------------------------------------------
Bank of America Corp.           106,400            5,213,600
Chase Manhattan Corp.            73,500            5,296,594
Chubb Corp.                      89,000            5,662,625
Hartford Financial
  Services Group                111,800            5,834,563
Marsh & McLennan
  Companies, Inc.                65,875            6,492,805
Mellon Bank Corp.               192,900            6,196,913
Merrill Lynch & Co, Inc.         44,900            4,576,992
                                               -------------
                                                  39,274,092
                                               -------------
HEALTHCARE-- 8.6%
--------------------------------------------------------------------------------
American Home

  Products Corp.                 97,900            5,500,756
Bristol-Myers Squibb Co.         96,250            5,047,109
Pharmacia & Upjohn, Inc.        120,000            5,992,500
                                               -------------
                                                  16,540,365
                                               -------------
RAW & INTERMEDIATE MATERIALS-- 8.2%
--------------------------------------------------------------------------------
Alcoa Inc.                       76,700            4,975,912
Dow Chemical Co.                 29,675            3,353,275
E. I. du Pont de
  Nemours & Co.                  60,918            2,889,798
International Paper Co.         123,650            4,544,138
                                               -------------
                                                  15,763,123
                                               -------------
TECHNOLOGY-- 4.2%
--------------------------------------------------------------------------------
Pitney Bowes Inc.               138,500            5,661,188
Xerox Corp.                      92,000            2,432,250
                                               -------------
                                                   8,093,438
                                               -------------
TRANSPORTATION-- 1.7%
--------------------------------------------------------------------------------
Union Pacific Corp.              79,140            3,333,773
                                               -------------
UTILITIES-- 9.2%
--------------------------------------------------------------------------------
Duke Energy Co                  100,005            5,750,288
Unicom Corp.                    138,100            5,489,475
Williams Companies Inc.         170,350            6,356,184
                                               -------------
                                                  17,595,947
                                               -------------
TOTAL INVESTMENTS
    (Identified Cost

  $201,471,830)                    99.6%         191,198,275
OTHER ASSETS,
  LESS LIABILITIES                  0.4%             706,510
                                   ----        -------------
 NET ASSETS                         100%        $191,904,785
                                   ====        =============
ADR's-- American Depositary Receipts
See notes to financial statements

LARGE CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2000 (Unaudited)

================================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $201,471,830)      $191,198,275
Cash                                                                     681,273
Dividends receivable                                                     349,102
--------------------------------------------------------------------------------
  Total assets                                                       192,228,650
--------------------------------------------------------------------------------
LIABILITIES:
Payable to affiliates-- Management fees (Note 2)                          99,610
Accrued expenses and other liabilities                                   224,255
--------------------------------------------------------------------------------
  Total liabilities                                                      323,865
--------------------------------------------------------------------------------
NET ASSETS                                                          $191,904,785
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                            $191,904,785
================================================================================


LARGE CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2000 (Unaudited)
================================================================================
INVESTMENT INCOME: (Note 1B)
Dividend income (net of foreign
  Withholding tax of $8,267)                       $2,529,075
Interest income                                        12,383
--------------------------------------------------------------------------------
                                                                    $ 2,541,458
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                              696,966
Custody and fund accounting fees                      122,678
Audit fees                                             21,700
Legal fees                                             20,048
Trustees fees                                           8,239
Other                                                   1,132
--------------------------------------------------------------------------------
  Total expenses                                                        870,763
--------------------------------------------------------------------------------
Net investment income                                                 1,670,695
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net unrealized depreciation of investments        (11,015,119)
Net realized gain from investment transactions      2,643,058
--------------------------------------------------------------------------------
    Net realized and unrealized loss on investments                  (8,372,061)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(6,701,366)
================================================================================
See notes to financial statements

LARGE CAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                   SIX MONTHS
                                                      ENDED
                                                 APRIL 30, 2000   YEAR ENDED
                                                   (Unaudited)  OCTOBER 31, 1999
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income                            $   1,670,695    $ 2,045,703
Net realized gain (loss)
  on investment transactions                         2,643,058     (9,875,483)
Net unrealized appreciation
  (depreciation) of investments                    (11,015,119)     2,601,041
--------------------------------------------------------------------------------
Net decrease in net assets resulting
  from operations                                   (6,701,366)    (5,228,739)
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions (Note 1)                 9,165,472    249,127,874
Value of withdrawals                               (86,378,409)   (97,340,274)
--------------------------------------------------------------------------------
Net increase(decrease) in net assets
  from capital transactions                        (77,212,937)   151,787,600
--------------------------------------------------------------------------------
NET INCREASE (DECREASE)IN NET ASSETS:              (83,914,303)   146,558,861
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                275,819,088    129,260,227
--------------------------------------------------------------------------------
End of period                                     $191,904,785   $275,819,088
================================================================================


LARGE CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                         FOR THE PERIOD
                                   SIX MONTHS                             NOVEMBER 1, 1997
                                      ENDED                               (COMMENCEMENT
                                 APRIL 30,  2000      YEAR  ENDED       OF  OPERATIONS) TO
                                   (UNAUDITED)      OCTOBER 31, 1999     OCTOBER 31, 1998
===========================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                      $191,905         $275,819        $129,260
Ratio of expenses to average net assets    0.75%*           0.75%           0.78%
Ratio of net investment income to
  average net assets                       1.43%*           1.34%           1.20%
Portfolio turnover                            8%              74%             61%
---------------------------------------------------------------------------------------------

* Annualized.

See notes to financial statements

LARGE CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Large Cap Value Portfolio (the "Portfolio"), a separate series of Asset Allocation Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.

   On August 1, 1999, Growth & Income Portfolio and Balanced Portfolio transferred all or a portion of their investable assets in the amounts of $83,477,271 and $142,169,402 including $783,244 and $4,538,654, respectively, of unrealized appreciation to the Portfolio in exchange for an interest in the Portfolio. The total investable assets and contributions are included in the Year Ended October 31, 1999 "Proceeds from contributions" in the Statement of Changes in Net Assets.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sale price are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

   C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal

LARGE CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

   Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   E. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   F.  OTHER  Investment   transactions  are  accounted  for  on  the  date  the
investments are purchased or sold. Realized gains and losses on investment transactions are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank has delegated the daily management of the Portfolio to SSBCiti Fund Management LLC (the "Subadviser"), an affiliate of Citibank. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The management fees paid to Citibank amounted to $314,240 for the six months ended April 30, 2000. Citibank management fees are computed at the annual rate of 0.60% of the Portfolio's average daily net assets less the aggregate amount payable by the Portfolio's Trust pursuant to the Sub-Management Agreement with the Subadviser. The Portfolio pays the Subadviser the following fee, which is accrued daily and payable monthly and is at the annual rates equal to the percentages of the aggregate assets of the Portfolio allocated to the Subadvisers. SSB Citi Fund Management LLC, the fee structure is: 0.65% on the first $10 million; 0.50% on the next $10 million; 0.40% on the next $10 million; and 0.30% on assets in excess of $30 million. The fees paid to the Subadvisers amounted to $382,726 for SSB Citi Fund Management LLC for the six months ended April 30, 2000.

   The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments,  other
than   short-term   obligations,   aggregated   $19,155,624   and   $91,620,395,
respectively, for the six months ended April 30, 2000.

LARGE CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)


4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 2000, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                    $ 201,471,830
================================================================================
Gross unrealized appreciation                                     $   9,614,584
Gross unrealized depreciation                                       (19,888,139)
--------------------------------------------------------------------------------
Net unrealized depreciation                                       $ (10,273,555)
================================================================================
5. LINE OF CREDIT The Portfolio, along with various other portfolios in the CitiFunds Family, entered into an ongoing agreement with a bank which allows the Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended April 30, 2000, the commitment fee allocated to the Portfolio was $338. Since the line of credit was established, there have been no borrowings.

SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS                                          April 30, 2000
(Unaudited)


ISSUER                                                 SHARES          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS-- 97.4%
--------------------------------------------------------------------------------
COMMERCIAL SERVICES-- 2.2%
--------------------------------------------------------------------------------
Reynolds & Reynolds Co.                                46,500       $  1,104,375
                                                                   -------------
CONSUMER DURABLE GOODS-- 4.4%
--------------------------------------------------------------------------------
D.R. Horton Inc.                                       82,500          1,067,344
Engle Homes Inc.                                       28,200            269,662
Flexsteel Industries Inc.                              27,400            363,050
La-Z-Boy Inc.                                          34,900            547,494
--------------------------------------------------------------------------------
                                                                       2,247,550
                                                                   -------------
CONSUMER NON-DURABLES-- 8.7%
--------------------------------------------------------------------------------
Block Drug Inc.                                         7,500            213,750
Dimon Inc.                                            135,000            320,625
Standard
   Commercial Corp.                                   306,900            939,881
Timberland Co.*                                        10,000            693,750
Tropical Sportswear
   International Corp.*                                45,800            807,225
Wolverine World
   Wide Inc.                                          122,900          1,474,800
                                                                   -------------
                                                                       4,450,031

CONSUMER SERVICES-- 1.8%
--------------------------------------------------------------------------------
Aztar Corp.*                                           75,600            902,475
                                                                   -------------
ELECTRONIC TECHNOLOGY-- 4.2%
--------------------------------------------------------------------------------
Diebold Inc.                                           43,000          1,241,625
ESCO Electronics
   Corp.*                                              30,700            500,794
Spacehab Inc.*                                         76,100            390,013
                                                                   -------------
                                                                       2,132,432
                                                                   -------------
ENERGY MINERALS-- 1.4%
--------------------------------------------------------------------------------
Nuevo Energy Co.*                                      40,600            710,500
                                                                   -------------
FINANCE-- 18.5%
--------------------------------------------------------------------------------
Acceptance
   Insurance Co.*                                      53,300            236,519
American National
   Insurance Co.                                       27,800          1,435,175
Harleysville
   Group Inc.                                          58,500            939,656
Matrix Bancorp *                                       52,900            396,750
PBOC Holdings Inc.*                                    54,600            477,750
PMI Group Inc.                                         15,850            767,734
Penn-America
   Group Inc.                                          63,300            565,744
Presidential
   Life Corp.                                         148,200          2,359,622

Professionals
   Group Inc.*                                         98,120          1,735,497
Reinsurance Group
   of America Inc.                                      2,600             64,675
Stancorp Financial
   Group Inc.                                          18,900            550,463
                                                                   -------------
                                                                       9,529,585
                                                                   -------------

HEALTH TECHNOLOGY-- 2.8%
--------------------------------------------------------------------------------
SkyePharma PLC                                         12,773            204,368
West Pharmaceutical
   Services Inc.                                       50,800          1,241,425
                                                                   -------------
                                                                       1,445,793
                                                                   -------------
INDUSTRIAL SERVICES-- 9.9%
--------------------------------------------------------------------------------
Atwood
   Oceanics Inc.*                                      16,400            994,250
ENSCO
   International Inc.                                  36,500          1,211,344
R&B Falcon Corp.*                                      53,100          1,101,825
Rowan Companies Inc.*                                  38,400          1,072,800
Santa Fe
   International Corp.                                 19,700            677,188
                                                                   -------------
                                                                       5,057,407
                                                                   -------------

NON-ENERGY MINERALS-- 3.9%
--------------------------------------------------------------------------------
LTV Corp.                                             317,300          1,130,381
Lone Star
   Technologies Inc.*                                  18,800            867,150
                                                                   -------------
                                                                       1,997,531
PROCESS INDUSTRIES-- 4.4%
--------------------------------------------------------------------------------
Lancaster
   Colony Corp.                                        42,000          1,102,500
RPM Inc.                                               77,200            781,650
Tuscarora Inc.                                         30,700            389,506
                                                                   -------------
                                                                       2,273,656
                                                                   -------------
PRODUCER MANUFACTURING-- 23.7%
--------------------------------------------------------------------------------
Baldor Electric Co.                                    40,900            759,206
Circor International Inc.                              21,550            246,478
Commonwealth
   Industries Inc.                                     79,600            597,000
Graco Inc.                                              5,000            169,375
JLG Industries Inc.                                   208,600          1,981,700
Kaydon Corp.                                           40,500            946,688
Myers Industries Inc.                                  85,130          1,191,820
Patrick Industries Inc.                                35,200            261,800
Superior Industries
   International Inc.                                  33,000          1,062,187

SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS                                          April 30, 2000
(Unaudited)


ISSUER                                                 SHARES          VALUE
--------------------------------------------------------------------------------
Teleflex  Inc.                                         37,600     $    1,299,550
Timken Co.                                             91,100          1,685,350
Tower Automotive Inc.*                                 70,800          1,106,250
Watts Industries Inc.                                  51,900            694,163
Woodhead Industries                                     9,800            164,150
                                                                   -------------
                                                                      12,165,717
                                                                   -------------
Retail Trade-- 2.7%
--------------------------------------------------------------------------------
Schultz Sav-O Stores Inc.                              85,550            973,131
Syms Corp.*                                           102,000            408,000
                                                                   -------------
                                                                       1,381,131
TECHNOLOGY SERVICES-- 2.1%
--------------------------------------------------------------------------------
Ultrak Inc.*                                          120,000          1,080,000
                                                                   -------------
TRANSPORTATION-- 6.7%
--------------------------------------------------------------------------------
Atlantic Coast
   Airlines Holdings *                                 25,600            764,800
Kenan Transport Co.                                    55,200          1,104,000
Midwest Express
   Holdings Inc.*                                      21,000            531,562
Motor Cargo
   Industries Inc.*                                    53,100            242,269
Tidewater Inc.                                         26,300            782,425
                                                                   -------------
                                                                       3,425,056
                                                                   -------------
TOTAL COMMON STOCKS
   (Identified Cost
   $59,695,557)                                                       49,903,239
                                                                   -------------



SHORT-TERM OBLIGATIONS-- 1.1%
--------------------------------------------------------------------------------
Federal Home Loan
   Bank Consumer
   Discount Note
   5.50% due 5/01/00                                                     542,000
                                                                   -------------
TOTAL INVESTMENTS
   (Identified Cost
   $60,237,557)                                          98.5%        50,445,239
OTHER ASSETS,
   LESS LIABILITIES                                       1.5%           772,949
                                                        -----      -------------
Net Assets                                              100.0%       $51,218,188
                                                        =====      =============
* Non-income producing
See notes to financial statements

SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investments at value (Note 1A) (Identified Cost, $60,237,557)        $50,445,239
Cash                                                                         327
Receivable for investments sold                                          858,339
Dividend and interest receivable                                          27,222
--------------------------------------------------------------------------------
  Total assets                                                        51,331,127
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                          1,535
Payable to affiliates-- Management fees (Note 2)                           7,803
Accrued expenses and other liabilities                                   103,601
--------------------------------------------------------------------------------
  Total liabilities                                                      112,939
--------------------------------------------------------------------------------
NET ASSETS                                                           $51,218,188
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                             $51,218,188
================================================================================


SMALL CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2000 (Unaudited)
================================================================================
Dividend income                                    $  455,467
Interest income                                        19,133
--------------------------------------------------------------------------------
                                                                      $  474,600
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                              242,696
Audit fees                                             14,645
Legal fees                                              7,317
Custody and fund accounting fees                        6,265
Trustee fees                                            3,505
Other                                                     589
--------------------------------------------------------------------------------
  Total expenses                                                         275,017
--------------------------------------------------------------------------------
Net investment income                                                    199,583
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Unrealized appreciation of investments              4,656,122
Net realized loss from investment transactions     (1,359,626)
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                        3,296,496

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $3,496,079
================================================================================
See notes to financial statements

SMALL CAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                              SIX MONTHS ENDED
                                               APRIL 30, 2000     YEAR ENDED
                                                 (Unaudited)   OCTOBER 31, 1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
Net investment income                         $     199,583    $     408,347
Net realized loss on investment transactions     (1,359,626)     (32,586,180)
Unrealized appreciation of investments            4,656,122       30,267,299
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 3,496,079       (1,910,534)
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                         436,610       11,738,321
Value of withdrawals                            (37,141,916)     (96,265,899)
--------------------------------------------------------------------------------
Net decrease in net assets
  from capital transactions                     (36,705,306)     (84,527,578)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS:                     (33,209,227)     (86,438,112)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                              84,427,415      170,865,527
--------------------------------------------------------------------------------
End of period                                  $ 51,218,188     $ 84,427,415
================================================================================

SMALL CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

                                              SIX MONTHS ENDED
                                               APRIL 30, 2000      YEAR ENDED
                                                 (Unaudited)    OCTOBER 31, 1999
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)             $51,218        $84,427
Ratio of expenses to average net assets                 0.85%*          0.86%
Ratio of net investment income
  to average net assets                                 0.62%*          0.31%

Portfolio Turnover                                         7%             37%
================================================================================
* Annualized

See notes to financial statements

SMALL CAP VALUE PORTFOLIO
Notes to Financial Statements (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES Small Cap Value Portfolio (the "Portfolio"), a separate series of Asset Allocation Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank N.A., ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

  B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

  C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

  D. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

  E. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve

SMALL CAP VALUE PORTFOLIO
Notes to Financial Statements (Unaudited)

   Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   F.  OTHER  Investment   transactions  are  accounted  for  on  the  date  the
investments are purchased or sold. Realized gains and losses on investment transactions are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank has delegated the daily management of the Portfolio to Franklin Advisory Services, LLC ("the Subadviser"). Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The management fees paid to Citibank, amounted to $63,789 for the six months ended April 30, 2000. Management fees are computed at the annual rate of 0.75% of the Portfolio's average daily net assets less the aggregate amount, if any, payable by the Portfolio pursuant to the Sub-Management Agreement with the Subadviser. The Portfolio pays the Subadviser the following fees, which are accrued daily and payable monthly and are at the annual rates equal to the percentages of the aggregate assets of the Portfolio allocated to the
Subadviser: 0.55% on first $250 million and 0.50% on remaining assets.

   The management fees paid to the Subadviser amounted to $178,907 for the six months ended April 30, 2000.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments, other than short-term obligations, aggregated $4,187,802 and $39,996,184 respectively, for the six months ended April 30, 2000.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 2000, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $ 60,237,557
================================================================================
Gross unrealized appreciation                                      $  7,058,767
Gross unrealized depreciation                                       (16,851,085)
--------------------------------------------------------------------------------
Net unrealized depreciation                                       $  (9,792,318)
================================================================================

SMALL CAP VALUE PORTFOLIO
Notes to Financial Statements (Unaudited) (Continued)


5. LINE OF CREDIT The Portfolio, along with various other portfolios in the CitiFunds Family, entered into an ongoing agreement with a bank which allows the Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended April 30, 2000, the commitment fee allocated to the Portfolio was $94. Since the line of credit was established, there have been no borrowings.

FOREIGN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS                                          April 30, 2000
(Unaudited)


                                              PRINCIPAL
ISSUER                        CURRENCY          AMOUNT         VALUE
-----------------------------------------------------------------------

FIXED INCOME -- 107.3%
-----------------------------------------------------------------------
CANADA -- 5.1%
-----------------------------------------------------------------------
Canadian Government
  Bonds
  1.90% due 3/23/09              JPY         186,000,000   $  1,752,720
                                                          -------------
DENMARK -- 1.4%
-----------------------------------------------------------------------
Nykredit
  5.00% due 10/01/29             DKK           2,028,000        217,196
Unikredit Realkred
  5.00% due 10/01/29             DKK           2,488,000        266,400
                                                          -------------
                                                                483,596
                                                          -------------
FINLAND -- 0.4%
-----------------------------------------------------------------------
Finnish Export Credit Corp.
  6.625% due 5/15/00               $             120,000        120,000
                                                          -------------
FRANCE -- 6.7%
-----------------------------------------------------------------------
Government of France
  3.00% due 7/25/09             EURO             966,071        832,674
  5.50% due 4/25/29             EURO           1,630,000      1,445,825
                                                          -------------
                                                              2,278,499
                                                          -------------
GERMANY -- 11.2%
-----------------------------------------------------------------------
Bundesrepublik
  Deutschland
  4.25% due 11/26/04            EURO           4,120,000      3,635,566
Republic of Germany
  5.625% due 1/04/28            EURO             240,000        215,958
                                                          -------------
                                                              3,851,524
                                                          -------------
GREAT BRITAIN -- 17.9%
-----------------------------------------------------------------------
Abbey National Treasury
  Services
  6.25% due 6/30/00                $             437,000        436,694
  8.50% due 7/17/00                $           1,000,000      1,002,389
Euro Investment Bank
  7.00% due 12/08/03             GBP           3,000,000      4,703,782
                                                          -------------
                                                              6,142,865
                                                          -------------
GREECE -- 2.9%
-----------------------------------------------------------------------
Republic of Greece
  10.18% due 6/17/03             GRD          64,800,000        181,162
  10.24% due 10/23/03            GRD         294,000,000        828,298
                                                          -------------
                                                              1,009,460
                                                          -------------
ITALY -- 0.3%
-----------------------------------------------------------------------
SCCR Limited
  3.50% due 5/15/00             EURO         200,000,000         93,890
                                                          -------------
JAPAN -- 27.2%
-----------------------------------------------------------------------
Government of Japan
  4.10% due 6/21/04              JPY         182,000,000      1,896,244
International Bank
  Reconstruction and
  Development
  4.75% due 12/20/04             JPY         330,000,000      3,579,392
Nippon Telephone and
  Telegraph
  2.50% due 7/25/07              JPY         240,000,000      2,353,229
Oest Kontrollbank
  1.80% due 3/22/10              JPY         159,000,000      1,475,330
                                                          -------------
                                                              9,304,195
                                                          -------------
NETHERLANDS -- 5.6%
-----------------------------------------------------------------------
Bank Netherlands
  Gemeenten
  6.00% due 5/12/00                $             375,000        375,056
Kingdom of Netherlands
  6.00% due 1/15/06             EURO           1,620,000      1,527,970
                                                          -------------
                                                              1,903,026
                                                          -------------
POLAND -- 6.2%
-----------------------------------------------------------------------
Commerzbank AG
  13.75% due 1/18/02             PLN          10,000,000      2,129,754
                                                          -------------
PORTUGAL -- 2.9%
-----------------------------------------------------------------------
Republic of Portugal
  6.50% due 5/08/00                $           1,000,000      1,000,200
                                                          -------------
SPAIN -- 1.9%
-----------------------------------------------------------------------
Government of Spain
  6.00% due 1/31/29             EURO             685,982        639,964
                                                          -------------
UNITED STATES -- 17.6%
-----------------------------------------------------------------------
Banc One Auto Grantor
  Trust
  6.27% due 11/20/03               $             171,948        171,197
Chase Manhattan Grantor
  Trust
  6.61% due 9/15/02                $             120,285        119,945
Federal National
  Mortgage Association
  7.25% due 1/15/10                $             260,000        259,228
Government National
  Mortgage Association
  6.125% due 4/20/25               $             457,418        461,137
  6.75% due 9/20/26                $             435,957        439,501
  6.75% due 9/20/26                $             246,798        247,679
  7.125% due 12/20/25              $             117,146        118,116
  7.125% due 12/20/26              $             757,986        764,027

FOREIGN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                              April 30, 2000
(Unaudited)


                                              PRINCIPAL
ISSUER                        CURRENCY          AMOUNT         VALUE
-----------------------------------------------------------------------

Inter American
  Development Bank
  7.375% due 1/15/10               $             250,000     $  251,079
KFW International
  Finance
  5.875% due 6/28/00               $             180,000        179,766
United States Treasury
  Inflationary Index Notes
  6.50% due 2/28/02                $           3,040,000      3,028,600
                                                          -------------
                                                              6,040,275
                                                          -------------
TOTAL FIXED INCOME
  (Identified cost $39,318,701)                              36,749,968
                                                          -------------

SHORT-TERM OBLIGATIONS
  AT AMORTIZED COST-- 11.8%
-----------------------------------------------------------------------
Deustche Australia Limited
  Commercial Paper,
  Zero Coupon due 5/24/00                                     1,992,234
First Union National Bank
  Repurchase  Agreement
  5.84%  due  5/01/00
  proceeds  at  maturity
  $2,052,999 (collateralized
  by $2,100,000 Federal
  National Mortgage
  Association 5.72% due
  3/08/01; valued at $2,097,375)                              2,052,000
                                                          -------------
TOTAL SHORT-TERM
  OBLIGATIONS
  (Identified cost $4,044,234)                                4,044,234
                                                          -------------

TOTAL INVESTMENTS
  (Identified cost
  $43,362,935)                                     119.1%  $ 40,794,202

OTHER ASSETS,
  LESS LIABILITIES                                 (19.1)    (6,556,989)
                                                   -----  -------------
NET ASSETS                                         100.0%  $ 34,237,213
                                                   =====  =============



See notes to financial statements

-----------------------------------------------------------------------
FOREIGN CURRENCY LEGEND
-----------------------------------------------------------------------
SYMBOL                                                          COUNTRY
-----------------------------------------------------------------------
DKK                                                             Denmark
EURO                                                             Europe
GRD                                                              Greece
JPY                                                               Japan
PLN                                                              Poland
GBP                                                      United Kingdom
$                                                         United States

FOREIGN BOND PORTFOLIO



FORWARD CURRENCY CONTRACTS WHICH WERE OPEN AT APRIL 30, 2000 ARE AS FOLLOWS:

                                                                              UNREALIZED
                                      MARKET    AGGREGATE   DELIVERY DATE    APPRECIATION
       CURRENCY  COUNTRY              VALUE     FACE VALUE   OF CONTRACTS   (DEPRECIATION)
       --------  -------              -------   ----------  --------------  -------------
Dollar (Buy) ..  Canada          $  1,891,416 $  1,911,843      May 2000      $ (20,427)
Dollar (Sell) .  Canada             1,891,395    1,900,295      May 2000          8,900
Dollar (Buy) ..  Singapore          1,485,548    1,480,216      May 2000          5,332
Drachma (Buy) .  Greece             1,274,591    1,343,010      May 2000        (68,419)
Euro (Buy) ....  United States        217,577      229,625      May 2000        (12,048)
Euro (Sell) ...  United States      5,623,174    5,909,216      May 2000        286,042
Euro (Buy) ....  United States        555,117      588,497      May 2000        (33,380)
Euro (Sell) ...  United States      1,860,000    1,800,311      May 2000         59,689
Krone (Sell) ..  Denmark              402,035      422,511      May 2000         20,476
Krona (Buy) ...  Sweden               880,889      909,021      May 2000        (28,132)
Pound (Sell) ..  Great Britain      4,976,184    5,106,041      May 2000        129,857
Franc (Buy) ...  Switzerland          865,376      920,000      May 2000        (54,624)
Yen (Buy) .....  Japan              1,068,721    1,110,000      May 2000        (41,279)
Yen (Sell) ....  Japan             11,365,124   11,707,045      May 2000        341,921
Zloty (Sell) ..  Poland             1,689,445    1,782,108      May 2000         92,663
                                                                             ----------
                                                                               $686,571
                                                                             ==========

FOREIGN BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2000 (Unaudited)
================================================================================
ASSETS:
Investments, at value (Note1A) (Identified Cost, $43,362,935)     $40,794,202
Foreign currency at value (Cost $84,377)                               82,742
Cash                                                                      896
Interest receivable                                                   838,960
Receivable for investments sold                                       723,253
Receivable for forward contracts                                      944,994
--------------------------------------------------------------------------------
  Total assets                                                     43,385,047
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                   8,761,419
Payable for forward contracts                                         258,423
Payable to affiliates--Management fees (Note 2)                        15,995
Accrued expenses                                                      111,997
--------------------------------------------------------------------------------
  Total liabilities                                                 9,147,834
--------------------------------------------------------------------------------
NET ASSETS                                                        $34,237,213
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interest                           $34,237,213
================================================================================



FOREIGN BOND PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2000 (Unaudited)
================================================================================
INCOME:
Interest (Note 1B) (net of foreign tax of $19,802)                $ 1,117,977
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                             $121,869
Audit fees                                             18,300
Legal fees                                             10,252
Custody and fund accounting fees                        3,999
Trustees fees                                           2,308
Other                                                     601
--------------------------------------------------------------------------------
  Total expenses                                                      157,329
--------------------------------------------------------------------------------
Net investment income                                                 960,648
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS
Unrealized  appreciation of investments,  forward
  currency  contracts,  foreign currency, futures
  written, options and other assets and liabilities   298,055
Net realized loss from investments and futures
  contracts                                          (364,127)
Net realized loss from forward currency contracts
  and foreign currency transactions                  (258,890)
--------------------------------------------------------------------------------
Net realized and unrealized loss on investments
  and foreign currency                               (324,962)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $   635,686
================================================================================

See notes to financial statements

FOREIGN BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                   SIX MONTHS
                                                     ENDED
                                                 APRIL 30, 2000     YEAR ENDED
                                                   (Unaudited)  OCTOBER 31, 1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                             $   960,648    $   6,050,189
Unrealized appreciation (depreciation) of
  investments, forward currency contracts,
  foreign currency, futures, written options
  and other assets and liabilities                    298,055      (17,308,962)
Net realized gain (loss) from investments,
  forward currency contracts, futures and
  foreign currency transactions                      (623,017)       5,951,109
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     635,686       (5,307,664)
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS
Proceeds from contributions                           196,465       18,302,383
Value of withdrawals                              (21,783,037)    (240,072,098)
--------------------------------------------------------------------------------
Net decrease in net assets from
  capital transactions                            (21,586,572)    (221,769,715)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                        (20,950,886)    (227,077,379)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                55,188,099      282,265,478
--------------------------------------------------------------------------------
End of period                                     $34,237,213    $  55,188,099
================================================================================




FOREIGN BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                               FOR THE PERIOD
                                             SIX MONTHS                       NOVEMBER 1, 1997
                                               ENDED                           (COMMENCEMENT
                                           APRIL 30, 2000      YEAR ENDED     OF OPERATIONS) TO
                                             (Unaudited)    OCTOBER 31, 1999   OCTOBER 31, 1998
================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)      $34,237           $55,188           $282,265
Ratio of expenses to average net assets          0.71%*            0.72%              0.74%
Ratio of net investment income to
  average net assets                             4.34%*            3.97%              4.55%
Portfolio turnover                                110%              646%               693%
================================================================================================


* Annualized

See notes to financial statements

FOREIGN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS(Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Foreign Bond Portfolio (the "Portfolio"), a separate series of Asset Allocation Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citibank, N.A. ("Citibank") is the Investment Manager of the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. INVESTMENT SECURITY VALUATIONS Foreign bonds and other fixed income securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchanges or over-the-counter prices. Short-term obligations maturing in sixty days or less are valued at amortized cost which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or under guidelines established by the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net asset value is calculated, such securities may be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

   B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or accretion of original issue discount and market discount on debt securities when required for U.S. federal income tax purposes. Gain and loss from principal paydowns are recorded as interest income.

   C. FOREIGN CURRENCY TRANSLATION The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, as well as income and expenses

FOREIGN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translations of foreign currency include net exchange gains and losses, disposition of foreign currency and the difference between the amount of investment income and expenses recorded and the amount actually received or paid.

   D. FORWARD FOREIGN CURRENCY CONTRACTS The Portfolio may enter into forward foreign currency contracts ("contracts") in connection with planned purchases and sales of securities, or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

   E. U.S. FEDERAL TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income or excise tax is necessary.

   F. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   G. FUTURES CONTRACTS The Portfolio may engage in futures transactions. The Portfolio may use futures contracts in order to protect the Portfolio from fluctuation in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Portfolio in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Portfolio's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Portfolio's exposure to the underlying instrument, or to hedge other portfolio investments.

   Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Portfolio recognizes a realized gain or loss when the contract is closed or expires. Futures contracts are

FOREIGN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

valued at the settlement price established by the board of trade or exchange on which they are traded.

   There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.

   H. PURCHASED OPTIONS The premium paid by the Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently "marked to market" to reflect the current market value of the option. When an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, the Portfolio will realize a gain or loss from sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

   I. SWAP AGREEMENTS To the extent permitted under respective investment policies, the Portfolio may invest in swap agreements which involve the exchange of cash payments based on the specified terms and conditions of such agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The value of each swap is determined by the counterparty to the swap agreement using a methodology which discounts the expected future cash receipts or disbursements related to the swap. The Portfolio may also enter into interest rate swap agreements which involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Interest rate swaps are marked to market daily. Unrealized gains or losses are reported as an asset or a liability in the Statement of Assets and Liabilities. The cash paid or received on a swap is recognized as a realized loss or gain when such a payment is paid or received.

   Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk, and interest rate risk in excess of the amount recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements

FOREIGN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

may default on its obligation to perform and that there may be unfavorable changes in market conditions or interest rates.

   J. WRITTEN OPTIONS When a Portfolio writes an option, the premium received by the Portfolio is presented in the Portfolio's Statement of Assets and Liabilities as an asset with an equivalent liability. The amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. Written options are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which they are principally traded. If an option expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchases upon exercise of the option.

   The risk in writing a call option is that the Portfolio relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option the Portfolio assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contract terms.

   K. OTHER INVESTMENT transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined on the identified cost basis

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolios. SFG acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank has delegated the daily management of the Portfolio to Salomon Brothers Asset Management Limited (the "Subadviser"), an affiliate of Citibank. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The management fee paid to Citibank amounted to $55,058 for the six months ended April 30, 2000. Citibank management fees are computed at the annual rate of 0.55% of the Portfolio's average daily net assets less the aggregate amount (if any) payable by the Portfolio Trust pursuant to its Sub-Management Agreement with the Subadviser. The Portfolio pays the Subadviser a fee which is accrued

FOREIGN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

daily and payable monthly at an annual rate equal to a percentage of the aggregate assets of the Portfolio allocated to the Subadviser of 0.30% on the first $200 million and 0.25% on the remaining assets.

   The fees paid to the Subadviser amounted to $66,811 for the six months ended April 30, 2000.

   The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. PURCHASES AND SALES OF INVESTMENTS  Purchases and sales of securities,  other
than   short-term   obligations,   aggregated   $54,014,039   and   $50,860,826,
respectively, for the six months ended April 30, 2000.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 2000, as computed on a federal income tax basis, are as follows:

Aggregate  Cost                                                    $43,362,935
================================================================================
Gross unrealized appreciation                                        $ 180,135
Gross unrealized depreciation                                       (2,748,868)
--------------------------------------------------------------------------------
Net unrealized depreciation                                        $(2,568,733)
================================================================================

5. LINE OF CREDIT The Portfolio, along with various other portfolios in the CitiFunds Family, entered into an ongoing agreement with a bank which allows the Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended April 30, 2000, the commitment fee allocated to the Portfolio was $62. Since the line of credit was established, there have been no borrowings.

HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS                                          April 30, 2000
(Unaudited)


                                  PRINCIPAL
ISSUER                              AMOUNT             VALUE
-----------------------------------------------------------------
FIXED INCOME -- 96.3%
-----------------------------------------------------------------
DOMESTIC CORPORATIONS -- 96.3%
-----------------------------------------------------------------
AEROSPACE -- 2.4%
-----------------------------------------------------------------
Hexcel Corp.
  9.75% due 1/15/09+              $1,000,000       $    840,000
Sequa Corp.
  9.00% due 8/01/09                  430,000            398,825
                                                  -------------
                                                      1,238,825
                                                  -------------

AUTOMOTIVE -- 2.7%
-----------------------------------------------------------------
J.L. French Automotive
  Castings
  11.50% due 6/01/09+              1,000,000            965,000
Lear Corp.
  8.11% due 5/15/09+                 500,000            445,793
                                                  -------------
                                                      1,410,793
                                                  -------------
CABLE & OTHER MEDIA -- 14.9%
-----------------------------------------------------------------
CSC Holdings Inc.
  9.875% due 2/15/13+                500,000            507,500
Charter Communications
  Holdings
  9.92% due 4/01/11+               1,750,000            962,500
Federal Mogul Corp.
  7.50% due 1/15/09                  500,000            381,005
Frontiervision Holdings LP
  11.875% due 9/15/07              2,250,000          1,985,625
Heafner JH Inc.
  10.00% due 5/15/08               1,375,000          1,100,000
NTL Inc.
  Zero coupon due 4/01/08+         2,000,000          1,265,000
Owens Illinois Inc.
  7.50% due 5/15/10                  500,000            436,995
Telewest plc
  Zero coupon due 10/01/07           850,000            801,125
Telewest Communications
  Zero coupon due 04/15/09+          375,000            211,875
                                                  -------------
                                                      7,651,625
                                                  -------------
CAPITAL GOODS/BUILDING PRODUCTS -- 2.9%
-----------------------------------------------------------------
Jordan Industries Inc. -
  Series D
  10.375% due 8/01/07              1,125,000          1,046,250
Packard Bioscience Inc. -
  Series B
  9.375% due 3/01/07                 500,000            450,000
                                                  -------------
                                                      1,496,250
                                                  -------------
CHEMICALS -- 1.4%
-----------------------------------------------------------------
Lyondell Chemical Co.
  9.875% due 5/01/07                 500,000            491,250
Radnor Holdings Corp.
  10.00% due 12/01/03                250,000            220,000
                                                  -------------
                                                        711,250
                                                  -------------
CONSUMER PRODUCTS/TOBACCO -- 13.2%
-----------------------------------------------------------------
French Fragrances Inc.
  10.375% due 5/15/07                770,000            735,350
Global Crossing Holdings Ltd
  9.50% due 11/15/09                 125,000            121,875
Home Interiors Gifts Inc.
  10.125% due 6/01/08                710,000            560,900
Mail Well Corp.
  8.75% due 12/15/08+              1,000,000            870,000
Revlon Consumer Products
  Corp.
  9.00% due 11/01/06               1,000,000            720,000
  8.625% due 2/01/08                 500,000            242,500
Simmons Co.
  10.25% due 3/15/09+                125,000            105,312
Triarc Consumer Products
  Group
  10.25% due 2/15/09+              1,000,000            925,000
United Industries Corp.
  9.875% due 4/01/09+              1,000,000            705,000
United International
  Holdings Inc.
  10.75% due 2/15/08               2,000,000          1,320,000
Windmere-Durable
  Holdings Inc.
  10.00% due 7/31/08                 500,000            482,500
                                                  -------------
                                                      6,788,437
                                                  -------------
ENERGY -- 7.1%
-----------------------------------------------------------------
Bellwether Exploration Co.
  10.875% due 4/01/07                475,000            427,500
Canadian First Oil Ltd
  8.75% due 9/15/07                1,000,000            935,000
Key Energy Services Inc.
  14.00% due 1/15/09                 300,000            327,750
Lomak Petroleum Inc.
  8.75% due 1/15/07                  500,000            428,750
Polaroid Corp.
  11.50% due 2/15/06                 250,000            255,625
Synder Oil Corp.
  8.75% due 6/15/07                  250,000            247,500
Western Gas Resources
  10.00% due 6/15/09+              1,000,000          1,010,000
                                                  -------------
                                                      3,632,125
                                                  -------------

HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                              April 30, 2000
(Unaudited)

                                  PRINCIPAL
ISSUER                              AMOUNT             VALUE
-----------------------------------------------------------------
FINANCIAL -- 3.8%
-----------------------------------------------------------------
Avis Group Holdings Inc.
  11.00% due 5/01/09+             $1,000,000        $ 1,042,500
Contifinancial Corp.
  8.375% due 8/15/03               2,000,000            200,000
Derby Cycle Corp.
  Lyon Investments
  10.00% due 5/15/08                 500,000            306,250
Plains Resources Inc.
  10.25% due 3/15/06+                430,000            413,337
                                                  -------------
                                                      1,962,087
                                                  -------------
FOOD/BEVERAGE/BOTTLING -- 1.5%
-----------------------------------------------------------------
B & G Foods Indications
  Corp.
  9.625% due 8/01/07               1,000,000            785,000
                                                  -------------
GAMING -- 5.4%
-----------------------------------------------------------------
Majestic Star Casino LLC.
  10.875% due 7/01/06+             1,000,000            930,000
Sun International Ltd.
  9.00% due 3/15/07                1,000,000            902,500
Waterford Gaming Finance
  Corp. , LLC
  9.50% due 3/15/10+                 981,000            936,855
                                                  -------------
                                                      2,769,355
                                                  -------------
HEALTHCARE -- 2.8%
-----------------------------------------------------------------
Alaris Medical Systems Inc.
  9.75% due 12/01/06                 375,000            300,000
Frensenuis Medical Care
  Capital Trust
  9.00% due 12/01/06               1,000,000            940,000
Harrahs Operations Inc.
  7.875% due 12/15/05                225,000            209,250
                                                  -------------
                                                      1,449,250
                                                  -------------
HOUSING RELATED -- 1.7%
-----------------------------------------------------------------
CB Richards Ellis Services Inc.
  8.875% due 6/01/06               1,000,000            875,000
                                                  -------------
LODGING LEISURE -- 3.8%
-----------------------------------------------------------------
HMH Properties Inc. -
  Series C
  8.45% due 12/01/08               1,000,000            892,500
LTVCorp.
  11.75% due 11/15/09+               500,000            492,500
Moll Industries Inc.
  10.50% due 6/01/08                 750,000            240,000
Psinet Inc.
  11.50% due 11/01/08                375,000            337,500
                                                  -------------
                                                      1,962,500
                                                  -------------
METALS/MINING/STEEL -- 0.9%
-----------------------------------------------------------------
P&L Coal Holdings Corp.
  8.875% due 5/15/08                 500,000            450,000
                                                  -------------
PAPER/FOREST PRODUCTS -- 1.0%
-----------------------------------------------------------------
Tembec Finance Corp.
  9.875% due 9/30/05                 500,000            505,000
                                                  -------------
PUBLISHING/PRINTING -- 1.9%
-----------------------------------------------------------------
Hollinger International
  Publishing Inc.
  9.25% due 3/15/07                1,000,000            965,000
                                                  -------------
RETAIL -- 4.3%
-----------------------------------------------------------------
Acetex
  9.75% due 10/01/03                 250,000            227,500
Advance Stores Inc.
  10.25% due 4/15/08                 875,000            695,625
Cole National Group Inc.
  8.625% due 8/15/07                 500,000            346,250
Finlay Fine Jewelry Corp.
  8.375% due 5/01/08               1,000,000            900,000
Key Plastics Inc.
  10.25% due 3/15/07++               500,000             20,000
                                                  -------------
                                                      2,189,375
                                                  -------------

SERVICES/OTHER -- 3.3%
-----------------------------------------------------------------
Allied Waste North
  American Inc.
  10.00% due 8/01/09+              1,000,000            687,500
Integrated Electrical Service
  9.375% due 2/01/09+                590,000            460,200
Pierce Leahy Command Co.
  8.125% due 5/15/08                 500,000            431,250
Safety Kleen Services Inc.
  9.25% due 6/01/08                1,000,000            112,500
                                                  -------------
                                                      1,691,450
                                                  -------------
TELECOMMUNICATIONS -- 11.7%
-----------------------------------------------------------------
Energis plc
  9.75% due 6/15/09+               1,000,000            990,000
Intermedia
  Communications Inc.
  9.50% due 3/01/09+               1,000,000            950,000
Leap Wireless
  International Inc.
  12.50% due 4/15/10+                250,000            241,250
Nextel Communications Inc.
  Zero coupon
  due 10/31/07                     1,500,000          1,072,500
Orange plc
  9.00% due 6/01/09+               1,000,000            995,000

HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                              April 30, 2000
(Unaudited)

                                  PRINCIPAL
ISSUER                              AMOUNT             VALUE
-----------------------------------------------------------------
Price Communications
  Wireless Inc. - Series B
  9.125% due 12/15/06              $ 750,000        $   740,625
Rogers Cantel
  9.375% due 6/01/08               1,000,000            995,000
                                                  -------------
                                                      5,984,375
                                                  -------------
TRANSPORTATION -- 3.4%
-----------------------------------------------------------------
Continental Airlines Inc.
  8.00% due 12/15/05               1,000,000            884,180
Holt Group Inc.
  9.75% due 1/15/06+               1,000,000            450,000
ICG Holdings Inc.
  Zero coupon due 5/01/06            500,000            400,000
                                                  -------------
                                                      1,734,180
                                                  -------------
UTILITIES -- 3.0%
-----------------------------------------------------------------
Azurix Corp.
  10.75% due 2/15/10+                500,000            502,500
Calpine Corp.
  7.875% due 4/01/08               1,000,000            941,250
Laidlaw
  6.65% due 10/01/04+                250,000             95,000
                                                  -------------
                                                      1,538,750
                                                  -------------
MORTGAGE OBLIGATIONS -- 3.2%
-----------------------------------------------------------------
MORTGAGE BACKED
SECURITIES/PASSTHROUGHS -- 3.2%
-----------------------------------------------------------------
Airplane Trust
  10.875% due 3/15/19              2,000,000          1,658,072
                                                  -------------
TOTAL FIXED INCOME
  (Identified Cost $58,329,729)                      49,448,699
                                                  -------------
SHORT-TERM OBLIGATIONS -- 1.0%
-----------------------------------------------------------------
Federal Home Loan Bank
  Consumer Discount Note
  5.55% due 5/01/00                                     537,000
-----------------------------------------------------------------
TOTAL INVESTMENTS
   (Identified Cost
   $58,866,729)                         97.3%        49,985,699
OTHER ASSETS,
   LESS LIABILITIES                      2.7          1,387,312
                                       -----      -------------
NET ASSETS                             100.0%       $51,373,011
                                       =====      =============


 + Rule  144A -  Security  exempt  from  registration  under  Rule  144A  of the
   Securities Act of 1933. As of April 30, 2000 the amount of securities classified as 144A amounted to 35.0% of the total net assets. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

++ Bond is in default.

See notes to financial statements

HIGH YIELD PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2000 (Unaudited)
================================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $58,866,729)     $49,985,699
Cash                                                                    1,196
Interest receivable                                                 1,431,413
--------------------------------------------------------------------------------
  Total assets                                                     51,418,308
--------------------------------------------------------------------------------
LIABILITIES:
Payable to affiliates--Management fees (Note 2)                        28,470
Accrued expenses and other liabilities                                 16,827
--------------------------------------------------------------------------------
  Total liabilities                                                    45,297
--------------------------------------------------------------------------------
NET ASSETS                                                        $51,373,011
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                          $51,373,011
================================================================================



HIGH YIELD PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2000 (Unaudited)
================================================================================
INVESTMENT INCOME:
Interest Income (Note 1B)                                          $3,586,255
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                            $   212,316
Custody and fund accounting fees                         39,697
Legal fees                                               10,252
Audit fees                                                7,400
Trustees fees                                             3,402
Other                                                       586
--------------------------------------------------------------------------------
  Total expenses                                        273,653
Less aggregate amounts waived by the Manager (Note 2)   (44,997)
--------------------------------------------------------------------------------
  Net expenses                                                        228,656
--------------------------------------------------------------------------------
Net investment income                                               3,357,599
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Unrealized depreciation of investments                 (986,767)
Net realized loss from investment transactions       (4,188,648)
--------------------------------------------------------------------------------
Net realized and unrealized loss on investments                    (5,175,415)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $(1,817,816)
================================================================================


See notes to financial statements

HIGH YIELD PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
                                                                FOR THE PERIOD
                                                                  MAY 3, 1999
                                                   SIX MONTHS    (COMMENCEMENT
                                                      ENDED      OF OPERATIONS)
                                                 APRIL 30, 2000        TO
                                                   (Unaudited)  OCTOBER 31, 1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                           $   3,357,599    $  4,122,024
Net realized loss on investment transactions       (4,188,648)       (568,901)
Unrealized depreciation of investments               (986,767)     (7,894,262)
--------------------------------------------------------------------------------
Net decrease in net assets resulting from
  operations                                       (1,817,816)     (4,341,139)
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                           250,534     137,682,126
Value of withdrawals                              (27,212,264)    (53,188,430)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  capital transactions                            (26,961,730)     84,493,696
--------------------------------------------------------------------------------
NET INCREASE (DECREASE)IN NET ASSETS              (28,779,546)     80,152,557
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                80,152,557              --
--------------------------------------------------------------------------------
End of period                                    $ 51,373,011     $80,152,557
================================================================================


HIGH YIELD PORTFOLIO
FINANCIAL HIGHLIGHTS

================================================================================
                                                                 FOR THE PERIOD
                                                                   MAY 3, 1999
                                                   SIX MONTHS     (COMMENCEMENT
                                                      ENDED      OF OPERATIONS)
                                                 APRIL 30, 2000        TO
                                                   (Unaudited)  OCTOBER 31, 1999
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)             $51,373         $80,153
Ratio of expenses to average net assets                  0.70%*          0.70%*
Ratio of net investment income to average
  net assets                                            10.28%*          8.42%*
Portfolio turnover                                         28%             41%
Note: If agents of the Portfolio had not voluntarily waived a portion of their fees during the period indicated, the ratios would have been as follows:
RATIOS:
Expenses to average net assets                           0.84%*          0.79%*
Net investment income to average net assets             10.14%*          8.33%*
================================================================================
*Annualized

See notes to financial statements

HIGH YIELD PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES High Yield Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. INVESTMENT SECURITY VALUATIONS Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. INCOME Interest income consists of interest accrued adjusted for amortization of premium or accretion of original issue discount and market discount on long-term debt securities when required for U.S. federal income tax purposes. The Portfolio may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

   C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

HIGH YIELD PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

   D. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   E. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   F.  OTHER  Investment   transactions  are  accounted  for  on  the  date  the
investments are purchased or sold. Realized gains and losses on investment transactions are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank delegated the daily management of the Portfolio to Salomon Brothers Assets Management Inc. (the "Subadviser") an affiliate of Citibank. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The mangement fee paid to Citibank, amounted to $64,570 of which $44,997 was voluntarily waived for the six months ended April 30, 2000. Citibank management fees are computed at the annual rate of 0.65% of the Portfolio's average daily net assets less the aggregate amount (if any) payable by the Portfolio Trust pursuant to the Sub-management Agreement with the Subadviser. The Portfolio pays the Subadviser the following fees, which are accrued daily and payable monthly and are at the annual rates equal to a percentage of the aggregate assets of the Portfolio allocated to the Subadviser 0.45% on first $100 million, 0.40% on remaining assets.

   The fees paid to the Subadviser amount to $147,746 for the six months ended April 30, 2000.

   The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

HIGH YIELD PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

3. PURCHASES AND SALES OF INVESTMENTS Purchases and Sales of Investments,  other
than   short-term   obligations,    aggregated   $18,085,982   and   $40,353,466
respectively, for the six months ended April 30, 2000.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 2000, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                    $58,866,729
================================================================================
Gross unrealized appreciation                                     $    95,754
Gross unrealized depreciation                                      (8,976,784)
--------------------------------------------------------------------------------
Net unrealized depreciation                                       $(8,881,030)
================================================================================


5. LINE OF CREDIT The Portfolio, along with various other Portfolios in the CitiFunds Family, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended April 30, 2000, the commitment fee allocated to the Portfolio was $92. Since the line of credit was established, there have been no borrowings.

INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS                                          April 30, 2000
(Unaudited)

ISSUER                                                  SHARES          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS-- 99.1%
--------------------------------------------------------------------------------
AUSTRIA -- 0.9%
Boehler-Uddeholm                                         16,313      $   635,620
                                                                     -----------
AUSTRALIA -- 1.7%
--------------------------------------------------------------------------------
Australia & New Zealand
  Banking Group                                         182,870        1,264,465
                                                                     -----------
CANADA -- 2.1%
--------------------------------------------------------------------------------
Manulife Financial Corp.                                 98,329        1,543,757
                                                                     -----------
FINLAND-- 1.0%
--------------------------------------------------------------------------------
UPM-Kymmene Oy                                           28,173          729,944
                                                                     -----------
FRANCE -- 9.7%
--------------------------------------------------------------------------------
Aventis                                                  30,614        1,683,787
BIC                                                      22,036          877,442
BQE National Paris                                       21,110        1,706,089
Pernod-Ricard                                            17,289          781,942
Total                                                    12,674        1,923,011
                                                                     -----------
                                                                       6,972,271
GERMANY -- 4.9%
--------------------------------------------------------------------------------
Depfadeutsche Pfandbriefban                                 450           45,205
Draegerwerk                                              75,819          654,807
Dyckerhoff                                               30,595          667,534
SGL Carbon *                                              5,633          435,230
Veba AG                                                  23,403        1,174,417
Vossloh AG                                               35,189          537,437
                                                                     -----------
                                                                       3,514,630
                                                                     -----------
GREAT BRITAIN -- 29.8%
--------------------------------------------------------------------------------
Allied Domecq                                           187,145          916,376
Allied Zurich                                            58,684          583,842
BAA                                                     227,787        1,478,904
British Aerospace                                       302,758        1,861,948
British American
   Tobacco plc                                          136,564          850,494
British
   Telecommunications                                    56,962        1,019,901
CGU                                                      55,318          793,233
Celltech Group                                           47,690          787,060
Cookson Group                                           299,615          881,658
Hanson                                                  209,499        1,534,675
Lex Service                                             107,160          678,216
Lloyds TSB Group                                         62,572          610,833
Reckitt & Colman                                         95,814          985,692
Reed International                                      170,060        1,183,545
Royal Bank                                               63,002          982,872
Safeway                                                 154,036          519,224
TI Group                                                198,805        1,080,259
Tomkins                                                 294,737          905,163
Unilever                                                191,096        1,148,455
United News & Media                                     100,345        1,304,539
Williams                                                244,255        1,377,612
                                                                     -----------
                                                                      21,484,501
                                                                     -----------
HONG KONG -- 4.5%
--------------------------------------------------------------------------------
Henderson Land
   Development                                          164,000          717,969
Hong Kong Electric                                      390,000        1,219,188
New World
   Development Co.                                      434,790          588,897
South China
   Morning Post                                         695,486          741,095
                                                                     -----------
                                                                       3,267,149
                                                                     -----------
IRELAND -- 3.7%
--------------------------------------------------------------------------------
Allied Irish Banks                                      122,074        1,218,533
Greencore Group                                         278,560          772,379
Jefferson Smurfit Group                                 318,760          695,483
                                                                     -----------
                                                                       2,686,395
                                                                     -----------
ITALY -- 2.2%
--------------------------------------------------------------------------------
Telecom Italia SPA                                      112,000        1,565,979
                                                                     -----------
JAPAN -- 10.9%
--------------------------------------------------------------------------------
Canon Inc.                                               33,000        1,509,235
Circle Japan Co.                                         19,100          744,443
Komatsu                                                 273,000        1,314,262
Nintendo Co.                                             13,100        2,183,030
Promise Co.                                              13,500        1,093,598
Sanyo Shipan Financial                                   27,500          840,161
Yodogawa Steel Works                                     65,000          166,690
                                                                     -----------
                                                                       7,851,419
                                                                     -----------
NETHERLANDS -- 8.2%
--------------------------------------------------------------------------------
ABN-Amro Holdings                                        31,562          649,897
Akzo Nobel                                               30,658        1,255,040
ING Groep                                                21,128        1,152,832
KPN                                                      12,716        1,281,439
Philips Electronics                                      35,068        1,564,367
                                                                     -----------
                                                                       5,903,575
                                                                     -----------
NEW ZEALAND -- 2.2%
--------------------------------------------------------------------------------
Telecom Corp.                                           379,972        1,605,275
                                                                     -----------
PORTUGAL -- 1.8%
--------------------------------------------------------------------------------
Portugal
   Telecommunications                                   113,881        1,270,303
                                                                     -----------

INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS                                          April 30, 2000
(Unaudited)

ISSUER                                                  SHARES          VALUE
--------------------------------------------------------------------------------
SINGAPORE -- 4.6%
--------------------------------------------------------------------------------
Creative Technology Ltd.                               68,988        $ 1,888,547
United Overseas Bank                                  209,000          1,457,427
                                                                     -----------
                                                                       3,345,974
                                                                     -----------
SPAIN -- 3.5%
--------------------------------------------------------------------------------
Respol                                                 58,690          1,200,489
Telefonica S.A.*                                       58,242          1,296,162
                                                                     -----------
                                                                       2,496,651
                                                                     -----------
SWEDEN -- 1.9%
--------------------------------------------------------------------------------
Electrolux AB                                          45,330            765,949
Getinge Industrier                                     67,065            620,834
                                                                     -----------
                                                                       1,386,783
                                                                     -----------
SWITZERLAND -- 5.5%
--------------------------------------------------------------------------------
Forbo Holdings                                            539            194,403
Geberit                                                 4,286          1,389,275
Novartis                                                  846          1,181,765
Schweizerische Industrie-
   Gesellschaft Holding                                 1,284            644,029
Sulzer                                                    843            539,661
                                                                     -----------
                                                                       3,949,133
                                                                     -----------
TOTAL INVESTMENTS
   (Identified Cost
   $68,125,796)                                          99.1%        71,473,824
OTHER ASSETS,
   LESS LIABILITIES                                       0.9            649,559
                                                        -----        -----------
NET ASSETS                                              100.0%       $72,123,383
                                                                     -----------

* Non income producing securities

See notes to financial statements

INTERNATIONAL PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2000 (Unaudited)
================================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $68,125,796)        $71,473,824
Cash                                                                     531,700
Foreign currency, at value (cost $17,779)                                 17,383
Dividends receivable                                                     559,644
Receivable for foreign currency sold                                     125,734
--------------------------------------------------------------------------------
  Total assets                                                        72,708,285
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                        312,248
Payable for foreign currency purchased                                   127,891
Payable to affiliates--management fees (Note 2)                           49,545
Accrued expenses and other liabilities                                    95,218
--------------------------------------------------------------------------------
  Total liabilities                                                      584,902
--------------------------------------------------------------------------------
NET ASSETS                                                           $72,123,383
--------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                             $72,123,383
================================================================================

See notes to financial statements

INTERNATIONAL PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2000 (Unaudited)
================================================================================
INVESTMENT INCOME: (Note 1B)
Dividend income (net of foreign
  withholding tax of $162,695)                           $986,184
Interest income                                            80,620
--------------------------------------------------------------------------------
  Total investment income                                           $ 1,066,804
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                                  364,053
Custody and fund accounting fees                           99,463
Legal fees                                                  8,858
Audit fees                                                  8,645
Trustees fees                                               4,515
Other                                                         674
--------------------------------------------------------------------------------
  Total expenses                                          486,208
Less aggregate amount waived by the Manager (Note 2)      (44,882)
--------------------------------------------------------------------------------
  Net expenses                                                          441,326
--------------------------------------------------------------------------------
Net investment income                                                   625,478
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain on investment transactions            4,715,904
Net realized gain on foreign currency transactions         20,577
--------------------------------------------------------------------------------
Net realized gain on investment transactions
  and foreign currency transactions                                   4,736,481
--------------------------------------------------------------------------------
Unrealized appreciation of investments, forward currency
  contracts, foreign currency transactions                            1,379,907
--------------------------------------------------------------------------------
Net realized and unrealized gain of investments and
  foreign currency transactions                                       6,116,388
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $6,741,866
================================================================================

See notes to financial statements

INTERNATIONAL PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
                                                   SIX MONTHS
                                                      ENDED          YEAR ENDED
                                                 APRIL 30, 2000      OCTOBER 31,
                                                   (UNAUDITED)          1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                            $   625,478        $ 2,325,499
Net realized gain on investment transactions and
  foreign currency transactions                    4,736,481         17,581,494
Unrealized appreciation (depreciation) of
  investments, forward currency contracts,
  foreign currency transactions                    1,379,907          9,962,721
--------------------------------------------------------------------------------
Net increase in net assets
  resulting from operations                        6,741,866         29,869,714
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                        4,420,282          9,449,606
Value of withdrawals                             (44,332,170)      (164,972,221)
--------------------------------------------------------------------------------
Net decrease in net assets
  from capital transactions                      (39,911,888)      (155,522,615)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS:                      (33,170,022)      (125,652,901)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                              105,293,405        230,946,306
--------------------------------------------------------------------------------
End of period                                   $ 72,123,383       $105,293,405
================================================================================

INTERNATIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS
                                                   SIX MONTHS
                                                      ENDED          YEAR ENDED
                                                 APRIL 30, 2000      OCTOBER 31,
                                                   (UNAUDITED)          1999
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)           $ 72,123           $105,293
Ratio of expenses to average net assets                 0.97%*             0.95%
Ratio of net investment income to
  average net assets                                    1.37%*             1.41%
Portfolio turnover                                        26%                26%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the period indicated the ratios would be as follows:

RATIOS:
Expenses to average net assets                          1.07%*             0.98%
Net investment income to
  average net assets                                    1.27%*             1.38%
================================================================================
*Annualized.

See notes to financial statements

INTERNATIONAL PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES International Portfolio (the "Portfolio"), a separate series of Asset Allocation Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.
   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   The significant accounting policies consistently followed by the Portfolio are as follows:
   A. INVESTMENT SECURITY VALUATIONS Equity securities are valued at the last sale price on the exchange on which they are primarily traded, or at the quoted bid price for securities in which there were no sales during the day, or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available. Bonds and other fixed income securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchanges or over-the-counter prices. Short-term obligations maturing in sixty days or less are valued at amortized cost which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or under guidelines established by the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net asset value is calculated, such securities may be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.
   B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on debt securities when required for U.S. federal income tax purposes. Dividend income and other distributions from investments are recorded on the ex-dividend date. Dividend and interest

INTERNATIONAL PORTFOLIO
income is recorded net of foreign taxes withheld. Reclaims of recoverable foreign taxes are the responsibility of the qualified investors.
   C. FOREIGN CURRENCY TRANSLATION The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, as well as income and expenses, are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translations of foreign currency includes net exchange gains and losses, disposition of foreign currency and the difference between the amount of investment income and expenses recorded and the amount actually received or paid.
   D. FORWARD FOREIGN CURRENCY CONTRACTS The Portfolio may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities, or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counter parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.
   E. U.S.  FEDERAL TAXES The  Portfolio is  considered a partnership  under the
U.S. Internal Revenue Code. Accordingly, no provision for federal income or excise tax is necessary.
   F. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the
Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.
   G. OTHER Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses on investment transactions are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank and SFG.

INTERNATIONAL PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)

   Citibank has delegated the daily management of the Portfolio to Hotchkis and Wiley (the "Subadviser"). Citibank is a wholly-owned subsidiary of Citigroup Inc.
   The management fee paid to Citibank, amounted to $130,833, of which $44,882 was voluntarily waived for the six months ended April 30, 2000. Management fees are computed at the annual rate of 0.80% of the Portfolio's average daily net assets less the aggregate amount, if any, payable by the Portfolio Trust pursuant to the Sub-management Agreement with the Subadviser. The Portfolio pays the Subadviser the following fees, which are accrued daily and payable monthly and are at the annual rates equal to a percentage of the aggregate assets of the Portfolio allocated to the Subadviser: 0.60% on first $10 million, 0.55% on next $40 million, 0.45% on next $100 million, 0.35% on next $150 million, 0.30% on remaining assets.
   The management fees paid to the Subadviser amounted to $233,220 for the six months ended April 30, 2000.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments,  other
than   short-term   obligations,    aggregated   $22,670,392   and   $60,195,470
respectively, for the six months ended April 30, 2000.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 2000, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                      $68,125,796
================================================================================
Gross unrealized appreciation                                       $ 8,966,164
Gross unrealized depreciation                                        (5,618,136)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $ 3,348,028
================================================================================

5. LINE OF CREDIT The Portfolio, along with various other Portfolios in the CitiFunds Family, entered into an ongoing agreement with a bank which allows the Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended April 30, 2000 the commitment fee allocated to the Portfolio was $132. Since the line of credit was established, there have been no borrowings.